Document and Entity Information	Sep. 21, 2020
Cover [Abstract]
Entity Registrant Name	BAY BANKS OF VIRGINIA INC
Amendment Flag	false
Entity Central Index Key	0001034594
Document Type	8-K
Document Period End Date	Sep. 21, 2020
Entity Incorporation State Country Code	VA
Entity File Number	0-22955
Entity Tax Identification Number	54-1838100
Entity Address, Address Line One	1801 Bayberry Court
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23226
City Area Code	(844)
Local Phone Number	404-9668
Written Communications	false
Soliciting Material	true
Entity Emerging Growth Company	true
Pre Commencement Tender Offer	false
Entity Ex Transition Period	false
Pre Commencement Issuer Tender Offer	false